Cover	Mar. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 14, 2023
Entity Registrant Name	GUGGENHEIM CREDIT INCOME FUND 2019
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01091
Entity Tax Identification Number	47-2009064
Entity Address, Address Line One	330 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	739-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001618696
Amendment Flag	false